FAIR VALUE MEASUREMENTS (Details) - TD 401(k) Retirement Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 6,812,852,771	$ 5,805,928,413
Total assets in the fair value hierarchy
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	758,595,713	617,854,896
Investments measured at net asset value - Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	6,054,257,058	5,188,073,517
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	491,337,919	462,528,504
Mutual Funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	491,337,919	462,528,504
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	267,257,794	155,326,392
Common Stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 267,257,794	$ 155,326,392